Organization and Description of Business (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 17, 2024 USD ($)	Nov. 30, 2023 USD ($) $ / shares shares	Jan. 26, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) segment $ / shares shares	Sep. 06, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 05, 2023 USD ($)	Oct. 31, 2022 USD ($)
Business Acquisition [Line Items]
Reportable segments | segment						2
Long-term debt				$ 365,000		$ 365,000
Accumulated deficit				(707,662)	$ (439,296)	(707,662)
Net loss			$ (37,061)		(441,322)	(285,585)
Net Cash Provided by (Used in) Operating Activities			(10,603)		3,317	(24,742)
Proceeds from sale of business, net of cash sold		$ 180,300	0		0	211,139
Cash and cash equivalents			$ 36,833	135,343	$ 8,905	135,343
Term Loan and Revolving Facility | May Be Called
Business Acquisition [Line Items]
Long-term debt									$ 430,000
Term Loan
Business Acquisition [Line Items]
Long-term debt				365,000		365,000
Revolving Credit Facility
Business Acquisition [Line Items]
Remaining borrowing capacity										$ 1,000
Revolving Credit Facility | Term Loan | Subsequent Event
Business Acquisition [Line Items]
Principle amount	$ 63,700
Debt instrument, repurchase amount	40,900
Debt outstanding amount	$ 301,300
Revolving Credit Facility | 2023 Revolving Note
Business Acquisition [Line Items]
Periodic payment				5,000		6,600
Revolving Credit Facility | 2022 Revolving Note
Business Acquisition [Line Items]
Remaining borrowing capacity				$ 50,000		$ 50,000
Promissory Note | Subsidiaries
Business Acquisition [Line Items]
Principle amount							$ 5,200
Annualized savings								$ 14,500
Class A common stock
Business Acquisition [Line Items]
Common stock outstanding (in shares) | shares				65,855,000	91,674,000	65,855,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Discontinued Operations, Held-for-sale
Business Acquisition [Line Items]
Proceeds from sale		51,000
Discontinued Operations, Held-for-sale | JDIL
Business Acquisition [Line Items]
Proceeds from sale		$ 240,000
Common stock outstanding (in shares) | shares		29,100,000
Proceeds from divestiture of businesses		$ 60,000
Discontinued Operations, Held-for-sale | JDIL | Class A common stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001